FINANCIAL INSTRUMENTS AND RISKS (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Interest Rate Risk Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Pre-hedge, post-fixed interest rate	8.10%	8.50%
Pre-hedge, post-fixed interest rate, amount	R$ 243.2	R$ 230.1
Pre-hedge, pre-fixed interest rate	10.10%	8.50%
Pre-hedge, pre-fixed interest rate, amount	R$ 2,372.0	R$ 2,602.1
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Pre-hedge, post-fixed interest rate, amount	243.2	230.1
Pre-hedge, pre-fixed interest rate, amount	R$ 3,257.9	R$ 3,614.9
Interest rate risk, working capital in Argentinean Peso [member]
IfrsStatementLineItems [Line Items]
Pre-hedge, pre-fixed interest rate	0.00%	73.50%
Pre-hedge, pre-fixed interest rate, amount		R$ 74.3
Other currencies [member]
IfrsStatementLineItems [Line Items]
Pre-hedge, pre-fixed interest rate	11.50%	10.40%
Pre-hedge, pre-fixed interest rate, amount	R$ 405.6	R$ 421.3
Interest rate risk, US Dollars [member]
IfrsStatementLineItems [Line Items]
Pre-hedge, pre-fixed interest rate	14.00%	14.00%
Pre-hedge, pre-fixed interest rate, amount		R$ 6.2
Interest rate risk, Canadian Dollars [member]
IfrsStatementLineItems [Line Items]
Pre-hedge, pre-fixed interest rate	5.60%	5.30%
Pre-hedge, pre-fixed interest rate, amount	R$ 480.3	R$ 511.0